    As filed with the Securities and Exchange Commission on December 13, 2002.
                                                              File No. 333-36329
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                    -------
         Post-Effective Amendment No.    8                                   [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    5                                         [X]
                                --------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

   __X__ immediately upon filing pursuant to paragraph (b) of Rule 485
   _____ on ____________, pursuant to paragraph (b) of Rule 485
   _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   _____ on ____________, pursuant to paragraph (a)(1) of Rule 485
   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

PUTNAM HARTFORD INHERITANCE MANAGER
VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                                 [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully.

Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 13, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
  Policy Rights                                                  11
----------------------------------------------------------------------
  Policy Limitations                                             11
----------------------------------------------------------------------
  Changes to Policy or Separate Account                          12
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Legal Matters                                                  20
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        21
----------------------------------------------------------------------
APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       22
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              24
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.


SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.


ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES



            CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Surrender Charges (1)             When you fully or partially         Maximum Charge
                                  surrender your policy.              7.5% of the amount surrendered.
Unamortized Tax Charge (2)        Upon surrender or partial           Maximum Charge
                                  surrender of the policy.            2.25% of the Account Value.



(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows: 7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.



(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%, 0.00%.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



            CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Cost of Insurance Charges (3)     Monthly.                            Minimum Charge
                                                                      $0.68 per $1,000 net amount at risk for a
                                                                      10-year-old female non-smoker in the first
                                                                      year
                                                                      Maximum Charge
                                                                      $239.08 per $1,000 net amount at risk for
                                                                      a 90-year-old male smoker in the first
                                                                      year
                                                                      Charge for a representative insured
                                                                      $14.26 per $1,000 net amount at risk for a
                                                                      65-year-old female non-smoker in the first
                                                                      year.
Mortality and Expense Risk        Monthly.                            - Under Option 1: .90% (annualized) of
Charge                                                                Sub-Account Value in Policy Years 1-10 and
                                                                        .50% (annualized) for Policy Years 11
                                                                        and beyond
                                                                      - Under Option 2: .65% (annualized) of
                                                                      Sub-Account Value in Policy Years 1-10 and
                                                                        .50% (annualized) for Policy Years 11
                                                                        and beyond
Tax Expense Charge                - Under Option 1: Monthly.          - Under Option 1: .40% (annualized) of
                                  - Under Option 2: Receipt of        Account Value for Policy Years 1-10
                                  Premium Payment.                    - Under Option 2: 4% of each premium
                                                                      payment in all Policy Years
Annual Maintenance Fee            On Policy Anniversary Date or                         $30.00
                                  upon surrender of the policy.
Administrative Charge             Monthly.                            .40% (annualized) of Sub-Account Value
Loan Interest Rate (4)            Monthly if you have taken a loan    6%
                                  on your policy.



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.



(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Management Fees                                                0.40%      1.00%
---------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.00%      0.00%
---------------------------------------------------------------------------------
Other Expenses                                                 0.04%      0.24%
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.45%      1.24%
---------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                        AS OF THE FUND'S YEAR FISCAL END
                    (As a percentage of average net assets)

                                                                                                 TOTAL ANNUAL FUND
                                                              MANAGEMENT FEES   OTHER EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                          0.65%            0.12%             0.77%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%            0.11%             0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%            0.11%             0.76%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.67%            0.17%             0.84%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                                       0.71%            0.11%             0.82%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%            0.05%             0.51%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                                0.70%            0.15%             0.85%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%            0.09%             0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.67%            0.09%             0.76%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.60%            0.08%             0.68%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.76%            0.18%             0.94%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%            0.18%             0.98%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.00%            0.24%             1.24%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.60%            0.06%             0.66%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.40%            0.05%             0.45%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.54%            0.05%             0.59%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%            0.09%             0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%            0.15%             0.85%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                            0.65%            0.09%             0.74%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                     0.80%            0.14%             0.94%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.66%            0.07%             0.73%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.61%            0.06%             0.67%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.53%            0.04%             0.57%
-------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING              BASIS OF RATING
----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             9/26/01     A+          Financial strength
----------------------------------------------------------------------------------------------------
 Standard & Poor's                      11/26/02     AA-         Financial security characteristics
----------------------------------------------------------------------------------------------------
 Fitch                                   9/19/02     AA          Claims paying ability
----------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund seeks its goal by investing 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund seeks its goal by investing in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
investing mainly in common stocks of companies outside the United States with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:
Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The cost of the capitalization of certain policy acquisition expenses under Section 848 of the Internal Revenue Code.

- During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
---------------------
 1            2.25%
---------------------
 2            2.00%
---------------------
 3            1.75%
---------------------
 4            1.50%
---------------------
 5            1.25%
---------------------
 6            1.00%
---------------------
 7            0.75%
---------------------
 8            0.50%
---------------------
 9            0.25%
---------------------
 10+          0.00%
---------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:
MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your Policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each Policy Year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                      40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your
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HARTFORD LIFE INSURANCE COMPANY                                               15
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first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free
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look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus
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HARTFORD LIFE INSURANCE COMPANY                                               17
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- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a MEC if no additional premiums are paid.

A contract that is classified as MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a MEC during the life of
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18                                               HARTFORD LIFE INSURANCE COMPANY
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the Insured will be taxed to the extent of any accumulated income in the policy
(generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All MEC policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the
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HARTFORD LIFE INSURANCE COMPANY                                               19
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policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual Policy Owners should consult
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a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
--------------------------------------------------------------------------------

LEGAL MATTERS

Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

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HARTFORD LIFE INSURANCE COMPANY                                               21
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08772

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: DECEMBER 13, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: DECEMBER 13, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                            3
 ------------------------------------------------------------------------------
 SERVICES                                                                   3
 ------------------------------------------------------------------------------
 EXPERTS                                                                    3
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                               3
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                       4
 ------------------------------------------------------------------------------
 PERFORMANCE DATA                                                           5
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------


SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.


EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account . Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

The following table shows the performance history of the underlying Funds of the policy as of the period indicated.

               PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2001

                                                                                        AVERAGE ANNUAL TOTAL RETURN %
                                                                           TOTAL       --------------------------------
                                                     UNDERLYING FUND     RETURN %
NAME OF SUBACCOUNT                                   INCEPTION DATE         YTD            1 YEAR           3 YEAR
-----------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                          1/31/00             4.26%             4.26%        --
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                  9/15/93             1.42%             1.42%           -0.49%
-----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                    5/01/98            -1.59%            -1.59%            0.90%
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                             2/01/88           -10.48%           -10.48%           -3.15%
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                                       5/01/90           -31.29%           -31.29%           -8.70%
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                   2/01/88            -8.34%            -8.34%           -1.34%
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                                1/31/00           -33.50%           -33.50%        --
-----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                     4/30/98           -21.40%           -21.40%            0.08%
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                          2/01/88             1.47%             1.47%           -2.08%
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                                              2/01/88             5.03%             5.03%            1.96%
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth                                1/02/97           -22.26%           -22.26%            2.47%
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                     1/02/97           -22.52%           -22.52%           -2.26%
-----------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                     1/02/97           -30.18%           -30.18%           -5.99%
-----------------------------------------------------------------------------------------------------------------------
Putnam Investors                                           4/30/98           -26.36%           -26.36%           -9.32%
-----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                        2/01/88             1.59%             1.59%            2.54%
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                   5/02/94           -31.62%           -31.62%           -6.53%
-----------------------------------------------------------------------------------------------------------------------
Putnam New Value                                           1/02/97             1.21%             1.21%            5.85%
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                               5/01/98           -46.84%           -46.84%          -17.44%
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                                            10/1/98           -20.51%           -20.51%           -1.69%
-----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                         5/01/92           -23.95%           -23.95%           -5.34%
-----------------------------------------------------------------------------------------------------------------------
Putnam Vista                                               1/02/97           -34.95%           -34.95%           -3.05%
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                             2/01/88           -24.04%           -24.04%           -1.41%
-----------------------------------------------------------------------------------------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURN %
                                                     -----------------------------------------
                                                                                    SINCE
NAME OF SUBACCOUNT                                       5 YEAR      10 YEAR      INCEPTION

Putnam American Government Income                         --           --                7.28%
---------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                    -0.08%    --                1.92%
-----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                   --           --                1.23%
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                                3.33%    6.28%             6.75%
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                                          1.50%    5.43%             4.90%
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                      5.61%    9.37%            10.37%
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                               --           --              -29.82%
-----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                    --           --                2.14%
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                            -0.72%    4.90%             5.15%
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                                                 3.54%    4.21%             5.25%
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth                               --           --                7.19%
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                    --           --                3.44%
-----------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                    --           --               -1.76%
-----------------------------------------------------------------------------------------------------------------------
Putnam Investors                                          --           --               -4.43%
-----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                           2.63%    2.19%             2.93%
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                      3.63%    --                9.01%
-----------------------------------------------------------------------------------------------------------------------
Putnam New Value                                          --           --                7.19%
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                              --           --              -14.70%
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                                           --           --                5.34%
-----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                            3.41%    --                6.38%
-----------------------------------------------------------------------------------------------------------------------
Putnam Vista                                              --           --                5.07%
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                                7.55%   10.41%            11.92%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Asia Pacific Growth Fund, Diversified Income Fund, The George Putnam Fund of Boston, Global Asset Allocation Fund, Global Growth Fund, Growth and Income Fund, Growth Opportunities Fund, Health Sciences Fund, High Yield Fund, Income Fund, International Growth Fund, International Growth and Income Fund, International New Opportunities Fund, Investors Fund, Money Market Fund, New Opportunities Fund, New Value Fund, OTC & Emerging Growth Fund, Research Fund, Small Cap Value Fund, Utilities Growth and Income Fund, Vista Fund, Voyager Fund and American Government Income Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 67,540
      Cost $630,708
        Market Value.....    $352,556        --
    Putnam VT Diversified
     Income Fund
      Shares 185,768
      Cost $1,995,383
        Market Value.....      --        $1,636,614
    The George Putnam
     Fund of Boston
      Shares 43,969
      Cost $458,104
        Market Value.....      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 119,936
      Cost $1,948,572
        Market Value.....      --            --
    Putnam VT Global
     Growth Fund
      Shares 610,311
      Cost $8,988,090
        Market Value.....      --            --
    Putnam VT Growth and
     Income Fund
      Shares 847,403
      Cost $19,379,153
        Market Value.....      --            --
    Putnam VT Growth
     Opportunities Fund
      Shares 4,738
      Cost $39,028
        Market Value.....      --            --
  Due from Hartford Life
   Insurance Company.....      --            --
  Receivable from fund
   shares sold...........      --                 2
  Other assets...........      --            --
                             --------    ----------
  Total Assets...........     352,556     1,636,616
                             --------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                 3
  Payable for fund shares
   purchased.............      --            --
  Other liabilities......      --            --
                             --------    ----------
  Total Liabilities......      --                 3
                             --------    ----------
  Net Assets (variable
   life contract
   liabilities)..........    $352,556    $1,636,613
                             ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           THE GEORGE PUTNAM   GLOBAL ASSET      GLOBAL     GROWTH AND INCOME        GROWTH
                            FUND OF BOSTON    ALLOCATION FUND  GROWTH FUND        FUND         OPPORTUNITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  -----------  -----------------  ------------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 67,540
      Cost $630,708
        Market Value.....       --                 --              --             --                --
    Putnam VT Diversified
     Income Fund
      Shares 185,768
      Cost $1,995,383
        Market Value.....       --                 --              --             --                --
    The George Putnam
     Fund of Boston
      Shares 43,969
      Cost $458,104
        Market Value.....      $471,787            --              --             --                --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 119,936
      Cost $1,948,572
        Market Value.....       --              $1,604,746         --             --                --
    Putnam VT Global
     Growth Fund
      Shares 610,311
      Cost $8,988,090
        Market Value.....       --                 --          $5,700,300         --                --
    Putnam VT Growth and
     Income Fund
      Shares 847,403
      Cost $19,379,153
        Market Value.....       --                 --              --          $19,964,821          --
    Putnam VT Growth
     Opportunities Fund
      Shares 4,738
      Cost $39,028
        Market Value.....       --                 --              --             --                $25,158
  Due from Hartford Life
   Insurance Company.....       --                 --              --               14,129          --
  Receivable from fund
   shares sold...........            12                 11         15,660         --                --
  Other assets...........       --                       7             54               66          --
                               --------         ----------     ----------      -----------          -------
  Total Assets...........       471,799          1,604,764      5,716,014       19,979,016           25,158
                               --------         ----------     ----------      -----------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            11                 11         15,660         --                --
  Payable for fund shares
   purchased.............       --                 --              --               14,129          --
  Other liabilities......       --                 --              --             --                --
                               --------         ----------     ----------      -----------          -------
  Total Liabilities......            11                 11         15,660           14,129          --
                               --------         ----------     ----------      -----------          -------
  Net Assets (variable
   life contract
   liabilities)..........      $471,788         $1,604,753     $5,700,354      $19,964,887          $25,158
                               ========         ==========     ==========      ===========          =======

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              HEALTH      HIGH YIELD
                           SCIENCES FUND     FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT Health
     Sciences Fund
      Shares 45,825
      Cost $529,721
        Market Value.....    $538,442         --
    Putnam VT High Yield
     Fund
      Shares 439,218
      Cost $5,185,699
        Market Value.....      --         $3,544,491
    Putnam VT Income Fund
      Shares 140,639
      Cost $1,814,804
        Market Value.....      --             --
    Putnam VT
     International Growth
     Fund
      Shares 49,259
      Cost $756,887
        Market Value.....      --             --
    Putnam VT
     International Growth
     and Income Fund
      Shares 28,154
      Cost $353,166
        Market Value.....      --             --
    Putnam VT
     International New
     Opportunities Fund
      Shares 20,659
      Cost $219,208
        Market Value.....      --             --
    Putnam VT Investors
     Fund
      Shares 78,892
      Cost $787,695
        Market Value.....      --             --
    Putnam VT Money
     Market Fund
      Shares 5,821,857
      Cost $5,821,857
        Market Value.....      --             --
  Due from Hartford Life
   Insurance Company.....      --             --
  Receivable from fund
   shares sold...........          12             20
  Other assets...........           8              3
                             --------     ----------
  Total Assets...........     538,462      3,544,514
                             --------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          12             20
  Payable for fund shares
   purchased.............      --             --
  Other liabilities......      --             --
                             --------     ----------
  Total Liabilities......          12             20
                             --------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $538,450     $3,544,494
                             ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             INCOME     INTERNATIONAL  INTERNATIONAL GROWTH  INTERNATIONAL NEW                      MONEY
                              FUND       GROWTH FUND     AND INCOME FUND     OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  --------------------  ------------------  --------------  -----------
ASSETS:
  Investments:
    Putnam VT Health
     Sciences Fund
      Shares 45,825
      Cost $529,721
        Market Value.....      --           --               --                   --                 --              --
    Putnam VT High Yield
     Fund
      Shares 439,218
      Cost $5,185,699
        Market Value.....      --           --               --                   --                 --              --
    Putnam VT Income Fund
      Shares 140,639
      Cost $1,814,804
        Market Value.....  $1,779,078       --               --                   --                 --              --
    Putnam VT
     International Growth
     Fund
      Shares 49,259
      Cost $756,887
        Market Value.....      --          $611,792          --                   --                 --              --
    Putnam VT
     International Growth
     and Income Fund
      Shares 28,154
      Cost $353,166
        Market Value.....      --           --               $274,781             --                 --              --
    Putnam VT
     International New
     Opportunities Fund
      Shares 20,659
      Cost $219,208
        Market Value.....      --           --               --                   $202,453           --              --
    Putnam VT Investors
     Fund
      Shares 78,892
      Cost $787,695
        Market Value.....      --           --               --                   --                $734,484         --
    Putnam VT Money
     Market Fund
      Shares 5,821,857
      Cost $5,821,857
        Market Value.....      --           --               --                   --                 --          $5,821,857
  Due from Hartford Life
   Insurance Company.....      --           --               --                   --                 --              78,350
  Receivable from fund
   shares sold...........           8        15,884          --                          2            15,524         --
  Other assets...........      --           --               --                   --                      28          1,392
                           ----------      --------          --------             --------          --------     ----------
  Total Assets...........   1,779,086       627,676           274,781              202,455           750,036      5,901,599
                           ----------      --------          --------             --------          --------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           9        15,884          --                          2            15,524         --
  Payable for fund shares
   purchased.............      --           --               --                   --                 --              78,383
  Other liabilities......      --                17                17                    6           --              --
                           ----------      --------          --------             --------          --------     ----------
  Total Liabilities......           9        15,901                17                    8            15,524         78,383
                           ----------      --------          --------             --------          --------     ----------
  Net Assets (variable
   life contract
   liabilities)..........  $1,779,077      $611,775          $274,764             $202,447          $734,512     $5,823,216
                           ==========      ========          ========             ========          ========     ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                  NEW              NEW
                           OPPORTUNITIES FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -----------
ASSETS
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 477,027
      Cost $7,589,068
        Market Value.....      $7,952,045         --
    Putnam VT New Value
     Fund
      Shares 70,589
      Cost $896,564
        Market Value.....        --             $950,827
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 22,575
      Cost $374,475
        Market Value.....        --               --
    Putnam VT Research
     Fund
      Shares 38,696
      Cost $482,726
        Market Value.....        --               --
    Putnam VT Small Cap
     Value Fund
      Shares 12,670
      Cost $180,911
        Market Value.....        --               --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 150,416
      Cost $2,114,124
        Market Value.....        --               --
    Putnam VT Vista Fund
      Shares 71,583
      Cost $1,233,736
        Market Value.....        --               --
    Putnam VT Voyager
     Fund
      Shares 429,174
      Cost $13,262,315
        Market Value.....        --               --
    Putnam VT American
     Government Income
      Shares 22,667
      Cost $257,082
        Market Value.....        --               --
  Due from Hartford Life
   Insurance Company.....        --               --
  Receivable from fund
   shares sold...........          15,671         --
  Other assets...........             243         --
                               ----------       --------
  Total Assets...........       7,967,959        950,827
                               ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          15,671         --
  Payable for fund shares
   purchased.............        --               --
  Other liabilities......        --                   23
                               ----------       --------
  Total Liabilities......          15,671             23
                               ----------       --------
  Net Assets (variable
   life contract
   liabilities)..........      $7,952,288       $950,804
                               ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            OTC & EMERGING     RESEARCH     SMALL CAP   UTILITIES GROWTH     VISTA       VOYAGER
                              GROWTH FUND        FUND      VALUE FUND   AND INCOME FUND      FUND          FUND
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------  ----------------  -----------  ------------
ASSETS
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 477,027
      Cost $7,589,068
        Market Value.....       --               --           --             --              --            --
    Putnam VT New Value
     Fund
      Shares 70,589
      Cost $896,564
        Market Value.....       --               --           --             --              --            --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 22,575
      Cost $374,475
        Market Value.....      $135,901          --           --             --              --            --
    Putnam VT Research
     Fund
      Shares 38,696
      Cost $482,726
        Market Value.....       --             $425,266       --             --              --            --
    Putnam VT Small Cap
     Value Fund
      Shares 12,670
      Cost $180,911
        Market Value.....       --               --         $191,187         --              --            --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 150,416
      Cost $2,114,124
        Market Value.....       --               --           --           $1,950,900        --            --
    Putnam VT Vista Fund
      Shares 71,583
      Cost $1,233,736
        Market Value.....       --               --           --             --            $815,334        --
    Putnam VT Voyager
     Fund
      Shares 429,174
      Cost $13,262,315
        Market Value.....       --               --           --             --              --        $12,325,890
    Putnam VT American
     Government Income
      Shares 22,667
      Cost $257,082
        Market Value.....       --               --           --             --              --            --
  Due from Hartford Life
   Insurance Company.....       --               --           --             --              --            --
  Receivable from fund
   shares sold...........       --                   11       --                    3        15,721             30
  Other assets...........             8          --                3               19             7        --
                               --------        --------     --------       ----------      --------    -----------
  Total Assets...........       135,909         425,277      191,190        1,950,922       831,062     12,325,920
                               --------        --------     --------       ----------      --------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                   10       --                    3        15,721             30
  Payable for fund shares
   purchased.............       --               --           --             --              --            --
  Other liabilities......       --               --           --             --              --                124
                               --------        --------     --------       ----------      --------    -----------
  Total Liabilities......       --                   10       --                    3        15,721            154
                               --------        --------     --------       ----------      --------    -----------
  Net Assets (variable
   life contract
   liabilities)..........      $135,909        $425,267     $191,190       $1,950,919      $815,341    $12,325,766
                               ========        ========     ========       ==========      ========    ===========

                           AMERICAN GOVERNMENT
                               INCOME FUND
                               SUB-ACCOUNT
                           -------------------
ASSETS
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 477,027
      Cost $7,589,068
        Market Value.....       --
    Putnam VT New Value
     Fund
      Shares 70,589
      Cost $896,564
        Market Value.....       --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 22,575
      Cost $374,475
        Market Value.....       --
    Putnam VT Research
     Fund
      Shares 38,696
      Cost $482,726
        Market Value.....       --
    Putnam VT Small Cap
     Value Fund
      Shares 12,670
      Cost $180,911
        Market Value.....       --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 150,416
      Cost $2,114,124
        Market Value.....       --
    Putnam VT Vista Fund
      Shares 71,583
      Cost $1,233,736
        Market Value.....       --
    Putnam VT Voyager
     Fund
      Shares 429,174
      Cost $13,262,315
        Market Value.....       --
    Putnam VT American
     Government Income
      Shares 22,667
      Cost $257,082
        Market Value.....       $263,169
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                                --------
  Total Assets...........        263,169
                                --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                --------
  Total Liabilities......       --
                                --------
  Net Assets (variable
   life contract
   liabilities)..........       $263,169
                                ========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
VARIABLE LIFE CONTRACTS:
  Asia Pacific Growth Fund.........       44,408   $ 7.939098  $   352,556
  Diversified Income Fund..........      112,164    14.591286    1,636,613
  The George Putnam Fund of
   Boston..........................       41,421    11.390190      471,788
  Global Asset Allocation Fund.....       83,986    19.107423    1,604,753
  Global Growth Fund...............      344,120    16.565013    5,700,354
  Growth and Income Fund...........      816,602    24.448731   19,964,887
  Growth Opportunities Fund........        5,041     4.990598       25,158
  Health Sciences Fund.............       45,715    11.778483      538,450
  High Yield Fund..................      244,910    14.472655    3,544,494
  Income Fund......................      107,740    16.512627    1,779,077
  International Growth Fund........       38,451    15.910584      611,775
  International Growth and Income
   Fund............................       20,641    13.311451      274,764
  International New Opportunities
   Fund............................       19,674    10.289959      202,447
  Investors Fund...................       79,581     9.229757      734,512
  Money Market Fund................    4,106,215     1.418147    5,823,216
  New Opportunities Fund...........      369,050    21.548010    7,952,288
  New Value Fund...................       59,793    15.901590      950,804
  OTC & Emerging Fund..............       22,343     6.082943      135,909
  Research Fund....................       33,274    12.780817      425,267
  Small Cap Value Fund.............       11,657    16.401114      191,190
  Utilities Growth and Income
   Fund............................       96,697    20.175624    1,950,919
  Vista Fund.......................       56,640    14.395231      815,341
  Voyager Fund.....................      476,305    25.877868   12,325,766
  American Government Income
   Fund............................       22,653    11.617169      263,169
                                                               -----------
GRAND TOTAL........................                            $68,275,497
                                                               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
DECEMBER 31, 2001

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $119,245
                            ---------     --------
CAPITAL GAINS INCOME.....     112,777       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         143       (1,201)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (224,758)     (57,261)
                            ---------     --------
    Net gain (loss) on
     investments.........    (224,615)     (58,462)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 111,838     $ 60,783
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME        GROWTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND         OPPORTUNITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  -------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $12,923          $  20,114      $   --           $   361,294          $--
                                -------          ---------      -----------      -----------          --------
CAPITAL GAINS INCOME.....       --                 189,455        1,790,987          252,208          --
                                -------          ---------      -----------      -----------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         2,266             (5,062)        (324,648)          41,757            (5,811)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (6,715)          (362,628)      (4,180,209)      (2,040,671)          (10,269)
                                -------          ---------      -----------      -----------          --------
    Net gain (loss) on
     investments.........        (4,449)          (367,690)      (4,504,857)      (1,998,914)          (16,080)
                                -------          ---------      -----------      -----------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 8,474          $(158,121)     $(2,713,870)     $(1,385,412)         $(16,080)
                                =======          =========      ===========      ===========          ========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 2001

                              HEALTH      HIGH YIELD
                           SCIENCES FUND     FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $     225     $ 514,504
                             ---------     ---------
CAPITAL GAINS INCOME.....      --             --
                             ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (40,073)      (10,178)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (130,854)     (365,242)
                             ---------     ---------
    Net gain (loss) on
     investments.........     (170,927)     (375,420)
                             ---------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(170,702)    $ 139,084
                             =========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             INCOME     INTERNATIONAL  INTERNATIONAL GROWTH  INTERNATIONAL NEW                      MONEY
                              FUND       GROWTH FUND     AND INCOME FUND     OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  --------------------  ------------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 96,376      $   2,623         $   4,044             $--              $     687      $222,324
                            --------      ---------         ---------             --------         ---------      --------
CAPITAL GAINS INCOME.....     --             82,120            22,136             --                 --             --
                            --------      ---------         ---------             --------         ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        617          1,540           (12,297)              (8,167)          (15,361)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     16,131       (243,928)          (98,887)             (81,967)         (228,797)       --
                            --------      ---------         ---------             --------         ---------      --------
    Net gain (loss) on
     investments.........     16,748       (242,388)         (111,184)             (90,134)         (244,158)       --
                            --------      ---------         ---------             --------         ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $113,124      $(157,645)        $ (85,004)            $(90,134)        $(243,471)     $222,324
                            ========      =========         =========             ========         =========      ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 2001

                                  NEW              NEW
                           OPPORTUNITIES FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  --              $ 7,639
                              -----------        -------
CAPITAL GAINS INCOME.....       1,820,780         20,553
                              -----------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         111,136         (1,354)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,734,787)        (3,319)
                              -----------        -------
    Net gain (loss) on
     investments.........      (5,623,651)        (4,673)
                              -----------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,802,871)       $23,519
                              ===========        =======

  *  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                            OTC & EMERGING     RESEARCH     SMALL CAP   UTILITIES GROWTH     VISTA       VOYAGER
                              GROWTH FUND        FUND      VALUE FUND   AND INCOME FUND      FUND         FUND
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------  ----------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      $--             $  1,583      $     2       $  78,283       $  --       $    16,423
                               ---------       --------      -------       ---------       ---------   -----------
CAPITAL GAINS INCOME.....       --               19,877          102         132,443         110,443     3,352,723
                               ---------       --------      -------       ---------       ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (110,947)          (291)      (8,748)        (21,635)        (31,271)     (254,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (42,434)       (79,675)       8,730        (786,561)       (521,346)   (7,000,825)
                               ---------       --------      -------       ---------       ---------   -----------
    Net gain (loss) on
     investments.........       (153,381)       (79,966)         (18)       (808,196)       (552,617)   (7,255,520)
                               ---------       --------      -------       ---------       ---------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(153,381)      $(58,506)     $    86       $(597,470)      $(442,174)  $(3,886,374)
                               =========       ========      =======       =========       =========   ===========

                           AMERICAN GOVERNMENT
                               INCOME FUND
                              SUB-ACCOUNT*
                           -------------------
INVESTMENT INCOME:
  Dividends..............       -$-
                                 ------
CAPITAL GAINS INCOME.....             9
                                 ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (295)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,087
                                 ------
    Net gain (loss) on
     investments.........         5,792
                                 ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $5,801
                                 ======

  *  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 2001

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  --        $  119,245
  Capital gains income...     112,777        --
  Net realized gain
   (loss) on security
   transactions..........         143        (1,201)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (224,758)      (57,261)
                            ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (111,838)       60,783
                            ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........      (3,853)      106,750
  Surrenders for benefit
   and payments and
   fees..................      (1,858)      (85,553)
  Net annuity
   transactions..........      --            --
  Net loan activity......      (9,368)      (21,239)
  Cost of insurance......      (8,923)      (36,190)
                            ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (24,002)      (36,232)
                            ---------    ----------
  Net increase (decrease)
   in net assets.........    (135,840)       24,551
NET ASSETS:
  Beginning of period....     488,396     1,612,062
                            ---------    ----------
  End of period..........   $ 352,556    $1,636,613
                            =========    ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   31,586   $  142,710
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........       54,430       (1,253)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (542,772)    (138,601)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (456,756)       2,856
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........     (203,472)    (130,179)
  Surrenders for benefit
   and payments and
   fees..................      (48,385)     (35,680)
  Net annuity
   transactions..........      --            --
  Net loan activity......       (1,921)      (3,295)
  Cost of insurance......      (11,358)     (28,654)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (265,136)    (197,808)
                            ----------   ----------
  Net increase (decrease)
   in net assets.........     (721,892)    (194,952)
NET ASSETS:
  Beginning of period....    1,210,288    1,807,014
                            ----------   ----------
  End of period..........   $  488,396   $1,612,062
                            ==========   ==========

  *  From inception, May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME        GROWTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND         OPPORTUNITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  -------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $ 12,923         $   20,114      $   --           $   361,294          $--
  Capital gains income...       --                 189,455        1,790,987          252,208          --
  Net realized gain
   (loss) on security
   transactions..........         2,266             (5,062)        (324,648)          41,757            (5,811)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (6,715)          (362,628)      (4,180,209)      (2,040,671)          (10,269)
                               --------         ----------      -----------      -----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         8,474           (158,121)      (2,713,870)      (1,385,412)          (16,080)
                               --------         ----------      -----------      -----------          --------
UNIT TRANSACTIONS:
  Purchases..............       --                 --               --              --                --
  Net transfers..........       197,806             29,122         (341,627)         424,683            12,633
  Surrenders for benefit
   and payments and
   fees..................       (60,234)          (180,909)        (481,254)      (1,439,337)           (1,405)
  Net annuity
   transactions..........       --                 --               --              --                --
  Net loan activity......       --                  (4,352)         (45,545)        (196,499)              (22)
  Cost of insurance......        (9,262)           (35,615)        (138,435)        (435,402)             (787)
                               --------         ----------      -----------      -----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       128,310           (191,754)      (1,006,861)      (1,646,555)           10,419
                               --------         ----------      -----------      -----------          --------
  Net increase (decrease)
   in net assets.........       136,784           (349,875)      (3,720,731)      (3,031,967)           (5,661)
NET ASSETS:
  Beginning of period....       335,004          1,954,628        9,421,085       22,996,854            30,819
                               --------         ----------      -----------      -----------          --------
  End of period..........      $471,788         $1,604,753      $ 5,700,354      $19,964,887          $ 25,158
                               ========         ==========      ===========      ===========          ========

                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME        GROWTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND         OPPORTUNITIES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT*
                           -----------------  ---------------  -------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $--              $   36,289      $    96,346      $   416,378          $--
  Capital gains income...       --                 189,522        2,401,087        1,960,413          --
  Net realized gain
   (loss) on security
   transactions..........           535               (367)        (226,000)         (13,943)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        30,353           (328,031)      (6,444,582)        (668,536)          (3,601)
                               --------         ----------      -----------      -----------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        30,888           (102,587)      (4,173,149)       1,694,312           (3,601)
                               --------         ----------      -----------      -----------          -------
UNIT TRANSACTIONS:
  Purchases..............       --                      96          --                    96          --
  Net transfers..........       128,227             10,511          234,895          123,307           34,526
  Surrenders for benefit
   and payments and
   fees..................       --                 (46,648)      (1,615,835)      (1,427,563)             (56)
  Net annuity
   transactions..........       --                 --               --              --                --
  Net loan activity......       (49,672)            (2,893)        (139,136)        (103,878)         --
  Cost of insurance......        (4,836)           (30,737)        (188,307)        (330,110)             (50)
                               --------         ----------      -----------      -----------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        73,719            (69,671)      (1,708,383)      (1,738,148)          34,420
                               --------         ----------      -----------      -----------          -------
  Net increase (decrease)
   in net assets.........       104,607           (172,258)      (5,881,532)         (43,836)          30,819
NET ASSETS:
  Beginning of period....       230,397          2,126,886       15,302,617       23,040,690          --
                               --------         ----------      -----------      -----------          -------
  End of period..........      $335,004         $1,954,628      $ 9,421,085      $22,996,854          $30,819
                               ========         ==========      ===========      ===========          =======

  *  From inception, May 1, 2000 to December 31, 2000.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 1999

                           ASIA PACIFIC
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       45,471
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      621,953
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      667,424
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       27,497
  Surrenders for benefit
   and payments and
   fees..................      (28,651)
  Net annuity
   transactions..........      --
  Net loan activity......       (6,746)
  Cost of insurance......      (13,066)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (20,966)
                            ----------
  Net increase (decrease)
   in net assets.........      646,458
NET ASSETS:
  Beginning of period....      563,830
                            ----------
  End of period..........   $1,210,288
                            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           DIVERSIFIED  THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME
                           INCOME FUND   FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------------  ---------------  -------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $  129,914       $  5,405         $   37,762      $    40,415      $   333,187
  Capital gains income...      --                163            105,960          841,584        1,662,677
  Net realized gain
   (loss) on security
   transactions..........       5,011         (1,314)             2,471           52,630           57,673
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (97,483)       (10,248)            80,742        5,157,054       (1,678,496)
                           ----------       --------         ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      37,442         (5,994)           226,935        6,091,683          375,041
                           ----------       --------         ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      --            --                 --               --              --
  Net transfers..........      49,344        234,816            129,536          311,554          397,435
  Surrenders for benefit
   and payments and
   fees..................    (100,584)        (2,095)          (102,727)        (333,482)      (1,509,961)
  Net annuity
   transactions..........      --             (9,265)           --               --              --
  Net loan activity......         626        --                  (9,236)         (82,849)        (123,070)
  Cost of insurance......     (29,566)        (1,565)           (30,337)        (157,921)        (369,081)
                           ----------       --------         ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (80,180)       221,891            (12,764)        (262,698)      (1,604,677)
                           ----------       --------         ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........     (42,738)       215,897            214,171        5,828,985       (1,229,636)
NET ASSETS:
  Beginning of period....   1,849,752         14,500          1,912,715        9,473,632       24,270,326
                           ----------       --------         ----------      -----------      -----------
  End of period..........  $1,807,014       $230,397         $2,126,886      $15,302,617      $23,040,690
                           ==========       ========         ==========      ===========      ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
DECEMBER 31, 2001

                              HEALTH      HIGH YIELD
                           SCIENCES FUND     FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $     225    $  514,504
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      (40,073)      (10,178)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (130,854)     (365,242)
                             ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (170,702)      139,084
                             ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --
  Net transfers..........     (225,230)      (13,804)
  Surrenders for benefit
   and payments and
   fees..................      (29,983)     (192,262)
  Net annuity
   transactions..........      --             --
  Net loan activity......        8,062       (30,809)
  Cost of insurance......      (10,984)      (80,290)
                             ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (258,135)     (317,165)
                             ---------    ----------
  Net increase (decrease)
   in net assets.........     (428,837)     (178,081)
NET ASSETS:
  Beginning of period....      967,287     3,722,575
                             ---------    ----------
  End of period..........    $ 538,450    $3,544,494
                             =========    ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 DECEMBER 31, 2000

                              HEALTH      HIGH YIELD
                           SCIENCES FUND     FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $ --         $  468,948
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      19,623        (34,659)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     132,651       (782,120)
                             --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     152,274       (347,831)
                             --------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --
  Net transfers..........     682,110         40,509
  Surrenders for benefit
   and payments and
   fees..................     (11,892)      (127,268)
  Net annuity
   transactions..........      --             --
  Net loan activity......         829        (33,193)
  Cost of insurance......      (9,403)       (64,123)
                             --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     661,644       (184,075)
                             --------     ----------
  Net increase (decrease)
   in net assets.........     813,918       (531,906)
NET ASSETS:
  Beginning of period....     153,369      4,254,481
                             --------     ----------
  End of period..........    $967,287     $3,722,575
                             ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                             INCOME     INTERNATIONAL  INTERNATIONAL GROWTH  INTERNATIONAL NEW                      MONEY
                              FUND       GROWTH FUND     AND INCOME FUND     OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  --------------------  ------------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   96,376     $   2,623         $   4,044            $--               $     687     $  222,324
  Capital gains income...      --            82,120            22,136             --                 --              --
  Net realized gain
   (loss) on security
   transactions..........         617         1,540           (12,297)              (8,167)          (15,361)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      16,131      (243,928)          (98,887)             (81,967)         (228,797)        --
                           ----------     ---------         ---------            ---------         ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     113,124      (157,645)          (85,004)             (90,134)         (243,471)       222,324
                           ----------     ---------         ---------            ---------         ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --               --                   --                 --           1,916,580
  Net transfers..........     376,733        42,462           (35,423)             (25,059)           69,737       (670,294)
  Surrenders for benefit
   and payments and
   fees..................     (22,390)      (28,727)           (6,705)              (2,598)          (38,316)      (837,236)
  Net annuity
   transactions..........      --           --               --                   --                 --              --
  Net loan activity......     (23,238)        4,758            (2,957)                  (4)           (5,591)        57,133
  Cost of insurance......     (35,762)      (14,722)           (7,064)              (4,524)          (16,410)      (129,837)
                           ----------     ---------         ---------            ---------         ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     295,343         3,771           (52,149)             (32,185)            9,420        336,346
                           ----------     ---------         ---------            ---------         ---------     ----------
  Net increase (decrease)
   in net assets.........     408,467      (153,874)         (137,153)            (122,319)         (234,051)       558,670
NET ASSETS:
  Beginning of period....   1,370,610       765,649           411,917              324,766           968,563      5,264,546
                           ----------     ---------         ---------            ---------         ---------     ----------
  End of period..........  $1,779,077     $ 611,775         $ 274,764            $ 202,447         $ 734,512     $5,823,216
                           ==========     =========         =========            =========         =========     ==========

                             INCOME     INTERNATIONAL  INTERNATIONAL GROWTH  INTERNATIONAL NEW                      MONEY
                              FUND       GROWTH FUND     AND INCOME FUND     OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  --------------------  ------------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   97,353     $  14,190          $ 16,628            $     603         $  --         $   289,764
  Capital gains income...      --            61,547            36,450               56,637            --             --
  Net realized gain
   (loss) on security
   transactions..........      (5,367)         (207)             (174)            (183,438)            20,009        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      13,977      (153,596)          (48,004)            (270,988)          (313,225)       --
                           ----------     ---------          --------            ---------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     105,963       (78,066)            4,900             (397,186)          (293,216)       289,764
                           ----------     ---------          --------            ---------         ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      --           --               --                   --                  --           4,347,772
  Net transfers..........     (65,574)      213,524            55,239               88,566           (489,193)    (3,860,817)
  Surrenders for benefit
   and payments and
   fees..................    (120,961)       (6,781)           (5,150)            (178,495)           (87,004)      (588,050)
  Net annuity
   transactions..........      --           --               --                   --                  --             --
  Net loan activity......      --            (2,672)         --                         (6)           (73,934)      (151,358)
  Cost of insurance......     (22,562)      (12,572)           (6,154)             (11,597)           (22,609)       (85,535)
                           ----------     ---------          --------            ---------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (209,097)      191,499            43,935             (101,532)          (672,740)      (337,988)
                           ----------     ---------          --------            ---------         ----------    -----------
  Net increase (decrease)
   in net assets.........    (103,134)      113,433            48,835             (498,718)          (965,956)       (48,224)
NET ASSETS:
  Beginning of period....   1,473,744       652,216           363,082              823,484          1,934,519      5,312,770
                           ----------     ---------          --------            ---------         ----------    -----------
  End of period..........  $1,370,610     $ 765,649          $411,917            $ 324,766         $  968,563    $ 5,264,546
                           ==========     =========          ========            =========         ==========    ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                              HEALTH      HIGH YIELD
                           SCIENCES FUND     FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $    131     $  491,596
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........       6,278         (2,652)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (2,609)      (223,116)
                             --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,800        265,828
                             --------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --
  Net transfers..........      42,633       (268,618)
  Surrenders for benefit
   and payments and
   fees..................      (2,107)      (378,866)
  Net annuity
   transactions..........      --             --
  Net loan activity......      --            (44,399)
  Cost of insurance......      (1,548)       (69,798)
                             --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      38,978       (761,681)
                             --------     ----------
  Net increase (decrease)
   in net assets.........      42,778       (495,853)
NET ASSETS:
  Beginning of period....     110,591      4,750,334
                             --------     ----------
  End of period..........    $153,369     $4,254,481
                             ========     ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              INCOME     INTERNATIONAL  INTERNATIONAL GROWTH  INTERNATIONAL NEW                      MONEY
                               FUND       GROWTH FUND     AND INCOME FUND     OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  --------------------  ------------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   96,279     $ --               $--                  $    131         $  --         $   216,751
  Capital gains income...       28,724       --               --                   --                  --             --
  Net realized gain
   (loss) on security
   transactions..........      (22,882)       48,144                79                8,376              3,456        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (138,575)      169,797            61,582              318,625            353,240        --
                            ----------     ---------          --------             --------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (36,454)      217,941            61,661              327,132            356,696        216,751
                            ----------     ---------          --------             --------         ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      --            --               --                   --                  --           6,621,693
  Net transfers..........       78,603      (116,662)           47,834              235,513            850,687     (2,437,017)
  Surrenders for benefit
   and payments and
   fees..................     (354,867)      (35,148)           (4,063)              (5,235)           (50,045)    (2,752,371)
  Net annuity
   transactions..........      --            --               --                   --                  --             --
  Net loan activity......          (21)      --               --                   --                  (30,396)      (210,660)
  Cost of insurance......      (26,228)       (6,275)           (4,675)              (5,657)           (19,196)       (79,432)
                            ----------     ---------          --------             --------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (302,513)     (158,085)           39,096              224,621            751,050      1,142,213
                            ----------     ---------          --------             --------         ----------    -----------
  Net increase (decrease)
   in net assets.........     (338,967)       59,856           100,757              551,753          1,107,746      1,358,964
NET ASSETS:
  Beginning of period....    1,812,711       592,360           262,325              271,731            826,773      3,953,806
                            ----------     ---------          --------             --------         ----------    -----------
  End of period..........   $1,473,744     $ 652,216          $363,082             $823,484         $1,934,519    $ 5,312,770
                            ==========     =========          ========             ========         ==========    ===========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
DECEMBER 31, 2001

                                  NEW              NEW
                           OPPORTUNITIES FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  --             $  7,639
  Capital gains income...       1,820,780         20,553
  Net realized gain
   (loss) on security
   transactions..........         111,136         (1,354)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,734,787)        (3,319)
                              -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,802,871)        23,519
                              -----------       --------
UNIT TRANSACTIONS:
  Purchases..............        --               --
  Net transfers..........        (440,154)       537,658
  Surrenders for benefit
   and payments and
   fees..................        (522,363)       (26,911)
  Net annuity
   transactions..........        --               --
  Net loan activity......         (67,561)            (2)
  Cost of insurance......        (190,262)       (15,904)
                              -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,220,340)       494,841
                              -----------       --------
  Net increase (decrease)
   in net assets.........      (5,023,211)       518,360
NET ASSETS:
  Beginning of period....      12,975,499        432,444
                              -----------       --------
  End of period..........     $ 7,952,288       $950,804
                              ===========       ========

  *  From Inception, May 1, 2001 to December 31, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 DECEMBER 31, 2000

                                  NEW              NEW
                           OPPORTUNITIES FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  --             $  4,320
  Capital gains income...       1,588,358         15,299
  Net realized gain
   (loss) on security
   transactions..........         499,798            237
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,516,253)        41,064
                              -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (4,428,097)        60,920
                              -----------       --------
UNIT TRANSACTIONS:
  Purchases..............              96         --
  Net transfers..........         637,473        122,708
  Surrenders for benefit
   and payments and
   fees..................      (2,776,532)        (4,941)
  Net annuity
   transactions..........        --               --
  Net loan activity......        (143,835)        --
  Cost of insurance......        (278,448)        (4,236)
                              -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,561,246)       113,531
                              -----------       --------
  Net increase (decrease)
   in net assets.........      (6,989,343)       174,451
NET ASSETS:
  Beginning of period....      19,964,842        257,993
                              -----------       --------
  End of period..........     $12,975,499       $432,444
                              ===========       ========

 **  From inception, October 18, 1999 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            OTC & EMERGING     RESEARCH     SMALL CAP   UTILITIES GROWTH     VISTA       VOYAGER
                              GROWTH FUND        FUND      VALUE FUND   AND INCOME FUND      FUND         FUND
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------  ----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $--             $  1,583     $      2       $   78,283     $   --       $    16,423
  Capital gains income...       --               19,877          102          132,443        110,443     3,352,723
  Net realized gain
   (loss) on security
   transactions..........       (110,947)          (291)      (8,748)         (21,635)       (31,271)     (254,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (42,434)       (79,675)       8,730         (786,561)      (521,346)   (7,000,825)
                               ---------       --------     --------       ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (153,381)       (58,506)          86         (597,470)      (442,174)   (3,886,374)
                               ---------       --------     --------       ----------     ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --               --           --             --               --           --
  Net transfers..........        (21,298)       231,561      183,560         (156,757)         5,782      (545,624)
  Surrenders for benefit
   and payments and
   fees..................         (2,011)          (131)     (19,131)         (29,576)       (39,653)     (733,058)
  Net annuity
   transactions..........       --               --           --             --               --           --
  Net loan activity......             (4)        --           --              (35,855)        (3,149)     (102,877)
  Cost of insurance......         (3,598)        (7,724)      (2,086)         (50,919)       (18,105)     (286,447)
                               ---------       --------     --------       ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (26,911)       223,706      162,343         (273,107)       (55,125)   (1,668,006)
                               ---------       --------     --------       ----------     ----------   -----------
  Net increase (decrease)
   in net assets.........       (180,292)       165,200      162,429         (870,577)      (497,299)   (5,554,380)
NET ASSETS:
  Beginning of period....        316,201        260,067       28,761        2,821,496      1,312,640    17,880,146
                               ---------       --------     --------       ----------     ----------   -----------
  End of period..........      $ 135,909       $425,267     $191,190       $1,950,919     $  815,341   $12,325,766
                               =========       ========     ========       ==========     ==========   ===========

                           AMERICAN GOVERNMENT
                               INCOME FUND
                              SUB-ACCOUNT*
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................       $--
  Capital gains income...              9
  Net realized gain
   (loss) on security
   transactions..........           (295)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          6,087
                                --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          5,801
                                --------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........        260,256
  Surrenders for benefit
   and payments and
   fees..................           (133)
  Net annuity
   transactions..........       --
  Net loan activity......       --
  Cost of insurance......         (2,755)
                                --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        257,368
                                --------
  Net increase (decrease)
   in net assets.........        263,169
NET ASSETS:
  Beginning of period....       --
                                --------
  End of period..........       $263,169
                                ========

                            OTC & EMERGING     RESEARCH      SMALL CAP    UTILITIES GROWTH     VISTA       VOYAGER
                              GROWTH FUND        FUND       VALUE FUND    AND INCOME FUND      FUND         FUND
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT**    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -------------  ----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $--             $  --          $    78        $   78,966     $   --       $     7,149
  Capital gains income...         11,860           1,243       --               139,400         11,543     3,033,119
  Net realized gain
   (loss) on security
   transactions..........       (405,741)         31,683          (45)            1,672        (19,766)      (86,436)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (336,830)        (43,457)       1,546           201,139       (125,468)   (6,435,440)
                               ---------       ---------      -------        ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (730,711)        (10,531)       1,579           421,177       (133,691)   (3,481,608)
                               ---------       ---------      -------        ----------     ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --                --           --              --               --                96
  Net transfers..........        604,218         (74,277)      27,519           159,095        837,532       823,529
  Surrenders for benefit
   and payments and
   fees..................        (26,513)         (2,019)        (329)          (75,293)       (36,086)   (2,780,214)
  Net annuity
   transactions..........       --                --           --                (1,485)        --           --
  Net loan activity......             (8)        (33,595)      --              --              (12,963)     (123,903)
  Cost of insurance......        (12,935)         (3,771)          (8)          (40,233)       (16,816)     (333,163)
                               ---------       ---------      -------        ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        564,762        (113,662)      27,182            42,084        771,667    (2,413,655)
                               ---------       ---------      -------        ----------     ----------   -----------
  Net increase (decrease)
   in net assets.........       (165,949)       (124,193)      28,761           463,261        637,976    (5,895,263)
NET ASSETS:
  Beginning of period....        482,150         384,260       --             2,358,235        674,664    23,775,409
                               ---------       ---------      -------        ----------     ----------   -----------
  End of period..........      $ 316,201       $ 260,067      $28,761        $2,821,496     $1,312,640   $17,880,146
                               =========       =========      =======        ==========     ==========   ===========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                  NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  --
  Capital gains income...         189,948
  Net realized gain
   (loss) on security
   transactions..........         488,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       7,675,568
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,353,668
                              -----------
UNIT TRANSACTIONS:
  Purchases..............        --
  Net transfers..........        (567,694)
  Surrenders for benefit
   and payments and
   fees..................        (607,516)
  Net annuity
   transactions..........        --
  Net loan activity......        (125,226)
  Cost of insurance......        (216,282)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,516,718)
                              -----------
  Net increase (decrease)
   in net assets.........       6,836,950
NET ASSETS:
  Beginning of period....      13,127,892
                              -----------
  End of period..........     $19,964,842
                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                               NEW       OTC & EMERGING     RESEARCH    UTILITIES GROWTH     VISTA       VOYAGER
                           VALUE FUND      GROWTH FUND        FUND      AND INCOME FUND      FUND          FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -----------  ----------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $     21        $--             $    716       $   70,162      $ --        $    18,669
  Capital gains income...      4,496            1,522         11,189           73,684        54,029      1,497,135
  Net realized gain
   (loss) on security
   transactions..........     (2,650)          51,542            405           14,954        16,019        113,569
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,517)         139,457         66,088         (166,499)      159,244      7,298,050
                            --------        ---------       --------       ----------      --------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,650)         192,521         76,398           (7,699)      229,292      8,927,423
                            --------        ---------       --------       ----------      --------    -----------
UNIT TRANSACTIONS:
  Purchases..............     --             --               --             --              --            --
  Net transfers..........     13,661          407,082        312,600          303,601       127,089       (179,495)
  Surrenders for benefit
   and payments and
   fees..................     (5,830)        (125,131)        (6,697)        (317,707)      (35,910)    (1,093,644)
  Net annuity
   transactions..........     --             --               --             --              --            --
  Net loan activity......     --             --              (11,893)          (2,644)       --            (83,600)
  Cost of insurance......     (4,162)          (1,462)        (3,808)         (38,707)       (6,638)      (271,789)
                            --------        ---------       --------       ----------      --------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,669          280,489        290,202          (55,457)       84,541     (1,628,528)
                            --------        ---------       --------       ----------      --------    -----------
  Net increase (decrease)
   in net assets.........      2,019          473,010        366,600          (63,156)      313,833      7,298,895
NET ASSETS:
  Beginning of period....    255,974            9,140         17,660        2,421,391       360,831     16,476,514
                            --------        ---------       --------       ----------      --------    -----------
  End of period..........   $257,993        $ 482,150       $384,260       $2,358,235      $674,664    $23,775,409
                            ========        =========       ========       ==========      ========    ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-28 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                             INVESTMENT
                                         UNIT        CONTRACT      EXPENSE     INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                           ---------  ----------  --------------  ---------  ----------  ---------
HL Separate Account Five
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............     44,408   7.939098         352,556     --          --         (23.76)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............    112,164  14.591286       1,636,613     --            7.18%      3.82%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............     41,421  11.390190         471,788     --            2.94%      0.74%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............     83,986  19.107423       1,604,753     --            1.16%     (8.35)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............    344,120  16.565013       5,700,354     --          --         (29.66)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............    816,602  24.448731      19,964,887     --            1.69%     (6.16)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Growth
   Opportunities Fund
    2001 Lowest contract
     charges.............      5,041   4.990598          25,158     --          --         (31.92)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............     45,715  11.778483         538,450     --            0.04%    (19.53)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............    244,910  14.472655       3,544,494     --           13.89%      3.87%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............    107,740  16.512627       1,779,077     --            5.91%      7.53%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............     38,451  15.910584         611,775     --            0.38%    (20.41)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............     20,641  13.311451         274,764     --            1.17%    (20.67)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............     19,674  10.289959         202,447     --          --         (28.52)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                         UNIT        CONTRACT      EXPENSE     INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                           ---------  ----------  --------------  ---------  ----------  ---------
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............     79,581   9.229757         734,512     --            0.09%    (24.61)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............  4,106,215   1.418147       5,823,216     --            3.81       4.00%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT New
   Opportunities Fund
    2001 Lowest contract
     charges.............    369,050  21.548010       7,952,288     --          --         (29.99)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............     59,793  15.901590         950,804     --            0.99%      3.61%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............     22,343   6.082943         135,909     --          --         (45.57)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Research Fund
    2001 Lowest contract
     charges.............     33,274  12.780817         425,267     --            0.42%    (18.62)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Small Cap
   Value Fund
    2001 Lowest contract
     charges.............     11,657  16.401114         191,190     --          --          18.42%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Utilities
   Growth and Income Fund
    2001 Lowest contract
     charges.............     96,697  20.175624       1,950,919     --            3.30%    (22.15)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............     56,640  14.395231         815,341     --          --         (33.40)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............    476,305  25.877868      12,325,766     --            0.12%    (22.24)%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --
  Putnam VT American
   Government Income
    2001 Lowest contract
     charges.............     22,653  11.617169         263,169     --          --           6.73%
         Highest contract
          charges........     --         --            --           --          --          --
         Remaining
          contract
          charges........     --         --            --           --          --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-30 ____________________________________

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION


Item 27.  Exhibits

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriting Agreement.(2)

(d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

(e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

(f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

(g)  Form of Reinsurance Contract.(4)

(h)  Form of Participation Agreement.(4)

(i)  Not Applicable.

(j)  Not Applicable.

(k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Not Applicable.(6)

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.(1)

(r)  Power of Attorney.

(s)  Organizational Chart.(7)

----------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83656 filed on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83656 filed on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 333-66343 filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, File No. 33-83654 filed on April 16, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement, File No. 333-36329 filed on April 10, 2002.

(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-69485 filed on April 8, 2002.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael B. Cefole                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan Hess                                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
David T. Schrandt                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------------------------
  *Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC
               Variable Account I)
             Hartford Life Insurance Company - Separate Account Two (DC
               Variable Account II)
             Hartford Life Insurance Company - Separate Account Two (QP
               Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")

             Hartford Life Insurance Company - Separate Account Two (NQ
               Variable Account)
             Hartford Life Insurance Company - Separate Account Ten
             Hartford Life Insurance Company - Separate Account Three
             Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven
             Hartford Life Insurance Company - Separate Account Eleven
             Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate
               Account Five
             Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
               Seven
             Hart Life Insurance Company - Separate Account One
             Hart Life Insurance Company - Separate Account Two
             American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America - Separate Account One Servus Life Insurance Company of America - Separate Account Two

         (b) Directors and Officers of HSD

              Name                             Positions and Offices With Underwriter
              ----                             --------------------------------------
              David A. Carlson                 Vice President
              Bruce W. Ferris                  Vice President
              David T. Foy                     Treasurer, Director
              George R. Jay                    Controller
              Ryan Johnson                     Vice President
              Stephen T. Joyce                 Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary
              John C. Walters                  Executive Vice President, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 13th day of December, 2002.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By: David T. Foy                                  *By: /s/ Marianne O'Doherty
    ----------------------------------------           -------------------------
     David T. Foy, Senior Vice President,                  Marianne O'Doherty
     Chief Financial Officer & Treasurer*                  Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: David T. Foy
    ----------------------------------------------------------
     David T. Foy, Senior Vice President,
     Chief Financial Officer & Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,      *By:  /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,               ----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President,                    Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,       Date: December 13, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-36329

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Power of Attorney.